Acquisitions, Acquisition of ATAR Labs (Details) $ in Millions	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jul. 01, 2020 USD ($) Installment	Oct. 31, 2019 USD ($)
Acquisition [Abstract]
Total consideration	$ 13.0	$ 7.3		$ 89.0
Initial consideration	13.0	7.3		89.0
Intangible assets	$ 7.8	6.6		$ 61.3
Atar Labs [Member]
Acquisition [Abstract]
Total consideration		7.3	$ 7.3
Initial consideration		7.3	6.0
Deferred consideration payment			$ 1.3
Deferred consideration payment, instalments | Installment			2
Carrying value of assets			$ 1.7
Carrying value of liability			0.8
Intangible assets		$ 6.6	$ 6.6